Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 12,620
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Government Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	12,620
Significant Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	79,652	(2,322)
Significant Observable Inputs (Level 2) [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	37,491
Significant Observable Inputs (Level 2) [Member] | Foreign Currency Derivative And Option Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	24,738	14,755
Liabilities	(4,992)	(25,954)
Significant Observable Inputs (Level 2) [Member] | Cross Currency Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	22,415	8,877
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Significant Unobservable Inputs (Level 3) [Member] | Government Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
Significant Unobservable Inputs (Level 3) [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
Significant Unobservable Inputs (Level 3) [Member] | Foreign Currency Derivative And Option Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
Liabilities
Significant Unobservable Inputs (Level 3) [Member] | Cross Currency Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets